SCHEDULE OF INVENTORIES (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Inventories
Finished goods	$ 1,188,887	$ 954,453
Parts	779,660	577,810
Inventories	$ 1,968,547	$ 1,532,263